Grandeur Peak Global Explorer Fund

Institutional Shares GPGEX

(the “Fund”)

a series of Grandeur Peak Global Trust

Supplement dated December 28, 2023

to the Prospectus and Summary Prospectus each dated October 20, 2023

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Effective January 1, 2024, Randy Pearce and Amy Hu Sunderland will be added as portfolio managers of the Fund, joining the existing portfolio managers. The investment objectives, principal investment strategies and principal risks of the Fund have not changed.

Accordingly, the following information will replace the first paragraph in the section entitled “Portfolio Managers” on page of 5 of the Summary Prospectus and page 21 of the Prospectus:

Portfolio Managers: Juliette Douglas, Liping Cai, Spencer Hackett, Conner Whipple, Ben Gardiner, and Phil Naylor, all since inception and each a portfolio manager of the Predecessor Fund from its inception in December 2021. Randy Pearce and Amy Hu Sunderland, each a portfolio manager since January 2024.

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You should read this Supplement in conjunction with the Fund’s Prospectus and SAI each dated October 20, 2023. This Supplement provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Fund toll-free at 1-855-377-7325.

Please retain this Supplement for future reference.

Grandeur Peak Global Explorer Fund

Institutional Shares GPGEX

(the “Fund”)

a series of Grandeur Peak Global Trust

Supplement dated December 28, 2023

to the Statement of Additional Information (“SAI”)
dated October 20, 2023

______________________________________________________________________

Effective January 1, 2024, Randy Pearce and Amy Hu Sunderland will be added as portfolio managers of the Fund, joining the existing portfolio managers. The investment objectives, principal investment strategies and principal risks of the Fund have not changed.

Accordingly, the following information will replace the section entitled “Ownership of Securities” on page 33 of the SAI:

Ownership of Securities

The table below identifies ownership of Fund securities by Robert Gardiner, the Adviser’s Chairman, and each Portfolio Manager as of August 31, 2023.

Highlighted cells represent that a particular individual serves as a portfolio manager for the Fund.

	Robert Gardiner (Chairman)	Blake Walker	Randy Pearce	Amy Hu Sunderland	Liping Cai	Mark Madsen
Emerging Markets Opportunities Fund	$100-500k	$500k-$1M	$50-100k	$100-500k	$100-500k	$100-500k
Global Contrarian Fund	$1M+	$500k-$1M	$100-500k	$100-500k	$50-100k	$500k-$1M
Global Explorer Fund	$500k-$1M	$100-500k	$100-500k	$100-500k	$100-500k	$10-50k
Global Micro Cap Fund	$1M+	$100-500k	$100-500k	$500k-$1M	$100-500k	$10-50k
Global Opportunities Fund	$1M+	$500k-$1M	$100-500k	$500k-$1M	$100-500k	$10-50k
Global Reach Fund	$1M+	$100-500k	$100-500k	$500k-$1M	$100-500k	$50-100k
Global Stalwarts Fund	$1M+	$500k-$1M	$1M+	$500k-$1M	$100-500k	$10-50k
International Opportunities Fund	$1M+	$500k-$1M	$50-100k	$100-500k	$100-500k	$100-500k
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International Stalwarts Fund	$500k-$1M	$500k-$1M	$1M+	$100-500k	$100-500k	$50-100k
US Stalwarts Fund	$100-500k	$100-500k	$1M+	$10-50k	$100-500k	<$10k

	Brad Barth	Juliette Douglas	Conner Whipple	Spencer Hackett	Ben Gardiner	Phil Naylor	Tyler Glauser
Emerging Markets Opportunities Fund	$10-50k	$50-100k	$10-50k	$10-50k	<$10k	$10-50k	$50-100k
Global Contrarian Fund	$10-50k	$10-50k	$10-50k	<$10k	$50-100k	$10-50k	<$10k
Global Explorer Fund	$100-500k	$100-500k	$100-500k	$10-50k	$10-50k	$50-100k	$10-50k
Global Micro Cap Fund	$10-50k	$50-100k	$10-50k	$50-100k	$50-100k	$10-50k	$10-50k
Global Opportunities Fund	$10-50k	$100-500k	$10-50k	$10-50k	$100-500k	$50-100k	$10-50k
Global Reach Fund	$50-100k	$100-500k	$10-50k	$10-50k	<$10k	$50-100k	$50-100k
Global Stalwarts Fund	$500k-$1M	$50-100k	$50-100k	$10-50k	$50-100k	$50-100k	$10-50k
International Opportunities Fund	$10-50k	$100-500k	$10-50k	$10-50k	$10-50k	$10-50k	$10-50k
International Stalwarts Fund	$100-500k	$50-100k	$10-50k	$10-50k	$10-50k	$10-50k	$10-50k
US Stalwarts Fund	$100-500k	$50-100k	$50-100k	<$10k	<$10k	$50-100k	$10-50k

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You should read this Supplement in conjunction with the Fund’s Prospectus and SAI each dated October 20, 2023. This Supplement provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Fund toll-free at 1-855-377-7325.

Please retain this Supplement for future reference.

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